Schedules of Investments (Unaudited)
Pax Global Sustainable Infrastructure Fund	March 31, 2022

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 99.3%
COMMUNICATION SERVICES: 21.8%
AT&T, Inc.	71,357	$1,686,166
BCE, Inc.	21,873	1,212,494
Globe Telecom, Inc.	5,405	265,315
Hellenic Telecommunications Organization SA	10,579	191,930
HKT Trust & HKT, Ltd.	719,000	985,861
Koninklijke KPN NV	49,516	171,819
Lumen Technologies, Inc.	91,498	1,031,182
Orange SA	90,636	1,073,248
PCCW, Ltd.	1,121,000	630,021
Proximus SADP (a)	39,714	739,529
Singapore Telecommunications, Ltd.	102,000	198,058
SK Telecom Co., Ltd.	21,110	987,066
SoftBank Corp.	92,900	1,083,502
Spark New Zealand, Ltd.	212,668	673,015
Swisscom AG	632	379,709
Tele2 AB, Class B	69,825	1,055,460
Telecom Italia SpA	2,925,088	992,101
Telefonica Brasil SA	89,800	1,012,668
Telefonica Deutschland Holding AG	371,055	1,009,193
Telefonica SA	227,674	1,103,367
Telenor ASA	69,467	996,819
Telia Company AB	256,261	1,027,532
Telstra Corp., Ltd.	105,982	313,119
Verizon Communications, Inc.	34,455	1,755,138
Vodafone Group PLC	713,809	1,170,493
		21,744,805

CONSUMER DISCRETIONARY: 0.5%
Darling Ingredients, Inc. (b)	6,100	490,318

FINANCIALS: 0.5%
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	10,530	499,438

HEALTH CARE: 4.8%
Cigna Corp.	3,302	791,192
CVS Health Corp.	9,899	1,001,878
Encompass Health Corp.	7,507	533,823
HCA Healthcare, Inc.	2,752	689,706
Premier, Inc., Class A	20,736	737,994
Quest Diagnostics, Inc.	3,773	516,373
Select Medical Holdings Corp.	4,910	117,791
Sonic Healthcare, Ltd.	15,956	421,274
		4,810,031

INDUSTRIALS: 22.9%
Advanced Drainage Systems, Inc.	4,350	516,824
Andritz AG (b)	14,001	646,619
Bloom Energy Corp., Class A (a)(b)	20,370	491,936
Brambles, Ltd.	91,820	677,599

Canadian Pacific Railway, Ltd.	1,650	136,181
Carlisle Companies, Inc.	2,124	522,334
China Conch Environment Protection Holdings, Ltd. (b)	124,500	155,758
China Conch Venture Holdings, Ltd.	262,500	765,237
Clean Harbors, Inc. (b)	3,558	397,215
CSX Corp.	34,898	1,306,930
Geberit AG	268	165,210
Generac Holdings, Inc. (b)	1,556	462,537
Herc Holdings, Inc.	93	15,539
Hubbell, Inc.	3,751	689,321
MTR Corp., Ltd.	172,224	927,472
NARI Technology Co., Ltd.	49,009	243,303
Nexans SA	1,935	181,078
Norfolk Southern Corp.	4,329	1,234,717
Pentair PLC	12,514	678,384
Plug Power, Inc. (b)	12,449	356,166
Prysmian SpA	19,742	669,968
Quanta Services, Inc.	6,127	806,375
Schneider Electric SE	12,001	2,014,852
Shimizu Corp.	117,000	702,135
Sunrun, Inc. (b)	8,275	251,312
Taiwan High Speed Rail Corp.	688,000	691,186
Union Pacific Corp.	6,080	1,661,117
United Rentals, Inc. (b)	1,329	472,074
Waste Management, Inc.	14,901	2,361,808
Watts Water Technologies, Inc., Class A	3,184	444,455
West Japan Railway Co.	11,500	476,512
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	583,600	874,002
Xylem, Inc.	9,674	824,805
		22,820,961

INFORMATION TECHNOLOGY: 7.3%
ASML Holding NV	1	668
Check Point Software Technologies, Ltd. (b)	38	5,254
China Railway Signal & Communication Corp., Ltd., Class H	1,595,000	505,964
Cisco Systems, Inc.	23,232	1,295,416
Enphase Energy, Inc. (b)	2,401	484,474
First Solar, Inc. (b)	4,543	380,431
Itron, Inc. (b)	9,538	502,462
Juniper Networks, Inc.	14,321	532,168
Motorola Solutions, Inc.	1,558	377,348
Oracle Corp.	7,000	485,079
SolarEdge Technologies, Inc. (b)	1,436	462,923
SunPower Corp. (b)	70	1,504
Taiwan Semiconductor Manufacturing Co., Ltd.	15,708	1,637,715
Xinyi Solar Holdings, Ltd.	371,389	646,354
		7,317,760

MATERIALS: 1.1%
Johnson Matthey PLC	24,624	602,221
Kemira Oyj	38,000	497,142
		1,099,363

REAL ESTATE: 9.9%
American Campus Communities, Inc., REIT	14,501	811,621
Ascendas Real Estate Investment Trust, REIT	466,000	1,004,149
Boston Properties, Inc., REIT (a)	1,583	203,890
Cousins Properties, Inc., REIT	4,668	188,074

Covivio, REIT	4,703	374,283
Dexus, REIT	23,389	190,917
Douglas Emmett, Inc., REIT	5,138	171,712
Healthpeak Properties, Inc., REIT	28,401	975,006
ICADE, REIT	11,200	720,558
Omega Healthcare Investors, Inc., REIT	32,558	1,014,507
SL Green Realty Corp.	9,015	731,838
STAG Industrial, Inc., Class A, REIT	18,581	768,324
Stockland, REIT	49,932	158,235
Ventas, Inc., REIT	14,721	909,169
Welltower, Inc., REIT	5,928	569,918
WP Carey, Inc., REIT	12,652	1,022,788
		9,814,989

UTILITIES: 30.5% (c)
Acciona SA	5,648	1,079,531
American Water Works Co., Inc.	9,838	1,628,484
Beijing Enterprises Water Group, Ltd.	532,000	162,763
BKW AG	5,833	730,596
Boralex, Inc., Class A	15,841	513,440
Brookfield Renewable Partners, LP	31,526	1,293,924
Edison International	21,988	1,541,359
EDP - Energias de Portugal SA	258,199	1,270,826
EDP Renovaveis SA	43,758	1,125,050
Encavis AG	24,641	513,768
Enel Americas SA	8,250,197	996,147
Enel Chile SA	8,402,841	250,975
Enel SpA	324,918	2,169,395
Engie Brasil Energia SA	111,000	1,008,105
Falck Renewables SpA	21,810	212,803
Guangdong Investment, Ltd.	774,000	1,054,529
Iberdrola SA	217,934	2,382,011
Innergex Renewable Energy, Inc.	31,446	500,057
Mercury NZ, Ltd.	48,845	200,516
Meridian Energy, Ltd.	281,223	979,798
Neoenergia SA	316,400	1,144,371
Ormat Technologies, Inc.	9,219	754,391
Orsted A/S (b)	12,031	1,505,936
Pennon Group PLC	35,722	502,761
Scatec ASA	5,969	90,379
Severn Trent PLC	30,428	1,226,377
Solaria Energia y Medio Ambiente SA (b)	8,143	182,681
SSE PLC	66,112	1,510,595
Sunnova Energy International, Inc. (b)	14,275	329,182
United Utilities Group PLC	83,494	1,229,491
Veolia Environnement SA	36,690	1,176,409
Verbund AG	10,831	1,143,799
		30,410,449

TOTAL COMMON STOCKS		99,008,114
(Cost $97,447,520)

EXCHANGE-TRADED FUNDS: 0.0% (d)
Renewables Infrastructure Group Ltd., The	5,292	9,384
(Cost $9,239)

MONEY MARKET: 1.0%
State Street Institutional U.S. Government Money Market Fund, 0.250% (e)(f)	923,608	923,608
(Cost $923,608)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.286%	270,303	270,303
(Cost $270,303)

TOTAL INVESTMENTS: 100.6%		100,211,409
(Cost $98,650,670)

PAYABLE UPON RETURN OF SECURITIES LOANED (NET):- 0.3%		(270,303)

OTHER ASSETS AND LIABILITIES - (NET): -0.3%		(278,136)

Net Assets: 100.0%		$99,662,970

(a)	Security or partial position of this security was on loan as of March 31, 2022. The total market value of securities on loan as of March 31, 2022 was $463,151.
(b)	Non-income producing security.
(c)	Broad industry sectors used for financial reporting.
(d)	Rounds to less than 0.05%.
(e)	Rate shown represents annualized 7-day yield as of March 31, 2022.
(f)	Premier Class shares

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Value	Percent of Net Assets
Australia	$1,761,144	1.8%
Austria	1,790,418	1.8%
Belgium	739,529	0.7%
Brazil	3,165,144	3.2%
Canada	3,656,097	3.6%
Chile	1,247,122	1.2%
China	4,407,910	4.4%
Denmark	1,505,937	1.5%
Finland	497,142	0.5%
France	5,540,429	5.5%
Germany	1,522,961	1.5%
Greece	191,930	0.2%
Hong Kong	2,543,354	2.5%
Israel	5,254	0.0%
Italy	4,044,268	4.1%
Japan	2,747,228	2.8%
Netherlands	172,488	0.2%
New Zealand	1,853,328	1.9%
Norway	1,087,197	1.1%
Philippines	265,315	0.3%
Portugal	1,270,826	1.3%
Singapore	1,202,207	1.2%
South Korea	987,066	1.0%
Spain	5,872,640	5.9%
Sweden	2,082,992	2.1%
Switzerland	1,275,516	1.3%
Taiwan	2,328,902	2.3%
United Kingdom	6,251,321	6.3%
United States	39,001,833	39.1%
Money Market	923,608	1.0%
Other assets and liabilities (net)	(278,136)	-0.3%
	$99,662,970	100.0%

March 31, 2022
Notes to Schedules of Investments

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”)(so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Adviser’s Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At March 31, 2022, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $298,550, representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held three securities fair valued at $510,838, representing 0.07% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2022:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$1,495,895,555	$-	$-	$1,495,895,555
Cash Equivalents	26,113,972	-	-	26,113,972
Total	$1,522,009,527	$-	$-	$1,522,009,527
Small Cap
Common Stocks	$685,014,267	$-	$-	$685,014,267
Cash Equivalents	36,778,972	-	-	36,778,972
Total	$721,793,239	$-	$-	$721,793,239
US Sustainable Economy
Common Stocks	$310,492,088	$-	$-	$310,492,088
Cash Equivalents	2,417,539	-	-	3,417,539
Total	$312,909,627	$-	$-	$312,909,627
Global Sustainable Infrastructure
Common Stocks	$50,855,525	$48,152,589	$-	$99,008,114
Exchange-Traded Funds	-	9,384	-	9,384
Cash Equivalents	1,193,911	-	-	1,193,911
Total	$52,049,436	$48,161,973	$-	$100,211,409
Global Opportunities
Common Stocks	$69,641,310	$59,119,941	$-	$128,761,251
Cash Equivalents	740,193	-	-	740,193
Total	$70,381,503	$59,119,941	$-	$129,501,444
Global Environmental Markets
Common Stocks	$1,466,864,196	$992,841,518	$-	$2,459,705,714
Cash Equivalents	42,763,453	-	-	42,763,453
Total	$1,509,627,649	$992,841,518	$-	$2,502,469,167
Global Women’s Leadership
Common Stocks	$698,657,695	$241,955,656	$-	$940,613,351
Preferred Stocks	-	540,873	-	540,873
Cash Equivalents	4,414,041	-	-	4,414,041
Total	$703,071,736	$242,496,529	$-	$945,568,265
International Sustainable Economy
Common Stocks	$5,034,704	$852,019,280	$-	$857,053,984
Preferred Stocks	-	428,363	-	428,363
Cash Equivalents	13,162,327	-	-	13,162,327
Total	$18,197,031	$852,447,643	$-	$870,644,674
Core Bond
Community Investment Notes	$-	$-	$298,550	$298,550
Corporate Bonds	-	269,076,698	-	269,076,698
U.S. Gov't Agency Bonds	-	8,468,542	-	8,468,542
Government Bonds	-	2,775,280	-	2,775,280
Supranational Bonds	-	91,466,473	-	91,466,473
Municipal Bonds	-	14,013,832	-	14,013,832
U.S. Treasury Notes	-	104,952,220	-	104,952,220
Asset-Backed Securities	-	51,755,677	-	51,755,677
Mortgage-Backed Securities	-	181,315,108	-	181,315,108
Certificates of Deposit	-	252,132	-	252,132
Cash Equivalents	33,969,348	-	-	33,969,348
Total	$33,969,348	$724,075,962	$298,550	$758,343,860
High Yield Bond
Community Investment Notes	$-	$-	$510,838	$510,838
Common Stocks	-	-	0	0
Preferred Stocks	-	2,070,600	0	2,070,600
Corporate Bonds	-	648,216,137	-	648,216,137
Loans	-	13,735,980	-	13,735,980
Medium Term Certificates of Deposit	-	500,000	-	500,000
Certificates of Deposit	-	100,017	-	100,017
Cash Equivalents	18,239,077	-	-	18,239,077
Total	$18,239,077	$664,622,734	$510,838	$683,372,649
Sustainable Allocation
Affiliated Investment Companies	$2,332,558,549	$-	$-	$2,332,558,549
Cash Equivalents	130,512,421	-	-	130,512,421
Total	$2,463,070,970	$-	$-	$2,463,070,970

*	Table includes securities valued at zero.

See Schedules of Investments for additional detailed industry classifications.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurements. The High Yield Bond Fund holds two securities of the same issuer which are deemed to be valued at zero based on company financial statements, and one security based on broker valuation levels. The Core Bond Fund holds a position in a Community Investment note which is valued based on a general obligation by the parent entity to limit investment exposure on the note.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At March 31, 2022, the Sustainable Allocation Fund held the following investments in affiliated Funds:

Fund	Shares Held at 12/31/21	Gross Additions	Gross Reductions	Shares Held at 03/31/22	Value at 12/31/21	Dividend Income	Realized Gains/Losses[1]	Net change in Unrealized Appreciation/ Depreciation	Value at 03/31/22
Sustainable Allocation
Large Cap	76,137,343	-	-	76,137,343	$1,132,162,284	$-	$-	$135,599,532	$1,064,400,049
Small Cap	4,377,966	-	-	4,377,966	83,137,569	-	-	1,978,331	73,593,604
Global Sustainable Infrastructure	7,758,860	-	-	7,758,860	78,752,429	-	-	(35,429,140)	76,890,302
Global Opportunities	4,015,222	-	-	4,015,222	68,861,063	-	-	1,646,081	61,633,663
Global Environmental Markets	2,851,724	-	-	2,851,724	72,433,778	-	-	119,350	61,825,367
Global Women's Leadership	1,992,667	-	-	1,992,667	70,400,912	-	-	3,324,388	65,040,639
International Sustainable Economy	15,930,405	-	-	15,930,405	171,411,156	-	-	(4,662,890)	157,551,704
Core Bond	71,152,536	337,700	-	71,490,236	726,467,396	3,307,038	-	(68,875,247)	684,876,463
High Yield	13,284,046	144,245	-	13,428,291	91,394,238	945,649	-	(5,649,769)	86,746,758
Total					$2,495,020,825	$4,252,687	$-	$28,050,637	$2,332,558,549